Research and Development, Net - Schedule of Activity for Capitalized Software Development Costs (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Movement in Capitalized Computer Software, Net [Roll Forward]
Capitalized software development costs, net, beginning of year	$ 11,679,000	$ 6,076,000	$ 5,117,000
Software development costs capitalized during the year	5,132,000	7,638,000	2,687,000
Amortization of capitalized software development costs	(3,072,000)	(2,023,000)	(1,730,000)
Write-offs of capitalized software development costs	(2,244,000)	0	0
Foreign currency translation and other	(180,000)	(12,000)	2,000
Capitalized software development costs, net, end of year	$ 11,315,000	$ 11,679,000	$ 6,076,000